Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 8,465	$ 8,403	$ 7,356
Net (gains) losses on sales of securities	881	1,419	973
Net Cash Provided by Operating Activities	12,691	11,361	10,793
Proceeds from sale of securities	42,348	40,914	32,146
Securities available for sale: Purchases	(84,589)	(67,312)	(54,107)
Net Cash Provided by (Used in) Investing Activities	(52,657)	(17,249)	31,065
Proceeds from Stock Options Exercised	575	455	51
ESOP purchase of shares from treasury stock	146	149	153
Purchase of treasury stock	(319)	(320)	(602)
Cash dividends paid	(4,155)	(3,932)	(3,514)
Net Cash Used in Financing Activities	35,534	(3,240)	(37,060)
Net Increase (Decrease) in Cash and Cash Equivalents	(4,432)	(9,128)	4,798
CASH AND CASH EQUIVALENTS, BEGINNING	12,295	21,423	16,625
CASH AND CASH EQUIVALENTS, ENDING	7,863	12,295	21,423
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	8,465	8,403	7,356
Undistributed earnings of bank subsidiary	(4,419)	(4,575)	8,459
Net (gains) losses on sales of securities		68
Other, net	247	181	506
Net Cash Provided by Operating Activities	3,799	3,579	15,309
Proceeds from sale of securities		114
Outlays for business acquisitions			(10,518)
Securities available for sale: Purchases		(185)
Net Cash Provided by (Used in) Investing Activities		(71)	(10,518)
Proceeds from Stock Options Exercised	575	455	51
Outlays for business acquisitions			10,518
Tax Benefit from Stock Options Exercised	39	30	5
ESOP purchase of shares from treasury stock	146	149	153
Purchase of treasury stock	(319)	(320)	(602)
Cash dividends paid	(4,155)	(3,932)	(3,514)
Net Cash Used in Financing Activities	(3,714)	(3,618)	(3,907)
Net Increase (Decrease) in Cash and Cash Equivalents	85	(110)	884
CASH AND CASH EQUIVALENTS, BEGINNING	1,120	1,230	346
CASH AND CASH EQUIVALENTS, ENDING	$ 1,205	$ 1,120	$ 1,230